Commitments and Contingencies (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 02, 2023	May 01, 2023	Dec. 31, 2025	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Settlement amount	$ 8,000
Carrier deposited				$ 5,000
Other income				3,000
Commitments, description			The Company paid a civil penalty in the amount of $650 recorded on Other expenses (income) and was permanently enjoined from violating Section 17(a)(2) of the Securities Act of 1933 (the “Securities Act”) and Section 13(a) of the Securities Exchange Act of 1934 (the “Exchange Act”) and Rules 12b-20 and 13a-1 thereunder. Mr. Poliakine paid disgorgement of $240, together with prejudgment interest of $27, paid a civil penalty of $150, and was permanently enjoined from violating Section 17(a)(2) of the Securities Act and aiding and abetting any violation of Section 13(a) of the Exchange Act and Rules 12b-20 and 13a-1 thereunder.
Unpaid consulting fees		$ 1,260
Claimed amount		$ 25,000
Ordinary share (in Shares)			450,000
Accrued amount			$ 1,260
Sales of products and services			3.00%
Royalties paid			$ 90
Liability of IIA			$ 59
Research and Development Expense [Member]
Commitments and Contingencies [Line Items]
Sales of products and services			100.00%
Nanox AI [Member]
Commitments and Contingencies [Line Items]
Liability of IIA			$ 3,900
D&O Insurance Carrier [Member]
Commitments and Contingencies [Line Items]
Carrier deposited				$ 3,000